Tax Financing Program - Schedule of Components of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal	R$ 213,837	R$ 308,197
Fines	21,502	24,183
Interest	489,057	556,397
Total	724,396	888,777	R$ 760,456
Tax on revenue (COFINS)
Debt Instrument [Line Items]
Principal	80,954	110,410
Interest	176,688	189,123
Total	257,642	299,533	358,115
Income Tax
Debt Instrument [Line Items]
Principal	15,147	23,450
Fines	1,028	1,891
Interest	41,101	42,944
Total	57,276	68,285	85,050
Tax on revenue (PIS)
Debt Instrument [Line Items]
Principal	48,504	52,247
Fines		273
Interest	36,713	37,434
Total	85,217	89,954	103,258
Social security (INSS - SAT)
Debt Instrument [Line Items]
Principal	1,269	3,334
Fines	1,613	1,828
Interest	2,872	3,288
Total	5,754	8,450	14,005
Social Contribution
Debt Instrument [Line Items]
Principal	2,248	4,418
Fines	586	792
Interest	11,750	12,129
Total	14,584	17,339	21,617
Tax on banking transactions (CPMF)
Debt Instrument [Line Items]
Principal	19,044	19,076
Fines	2,144	2,147
Interest	28,404	28,045
Total	49,592	49,268	48,780
PRT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	5,483	48,579
Fines	11,348	12,266
Interest	119,469	166,416
Total	136,300	227,261
PRT - Social Security - INSS
Debt Instrument [Line Items]
Principal		5,117
Interest		673
Total		5,790
PERT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	7,885	7,494
Interest	1,203	5,487
Total	9,088	12,981
Other
Debt Instrument [Line Items]
Principal	33,303	34,072
Fines	4,783	4,986
Interest	70,857	70,858
Total	R$ 108,943	R$ 109,916	R$ 129,631